Subsequent Events (Details Textual) - USD ($)												1 Months Ended																														3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 08, 2016	Mar. 07, 2016	Dec. 08, 2015	Oct. 06, 2015	Nov. 13, 2014	Sep. 09, 2014	Sep. 08, 2014	Aug. 13, 2014	May. 15, 2014	Apr. 07, 2014	Aug. 12, 2013	Apr. 30, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 23, 2015	Sep. 30, 2015	Sep. 22, 2015	Sep. 02, 2015	Jul. 31, 2015	Jul. 20, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 17, 2015	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Sep. 17, 2014	Aug. 31, 2014	Jul. 28, 2014	Jul. 22, 2014	Jan. 23, 2014	Dec. 23, 2013	Dec. 17, 2013	Nov. 30, 2013	Oct. 31, 2013	Oct. 25, 2013	Oct. 21, 2013	Sep. 18, 2013	Aug. 28, 2013	May. 30, 2013	Apr. 16, 2013	Jan. 31, 2016	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Apr. 26, 2016	Mar. 25, 2016	Mar. 21, 2016
Subsequent Event [Line Items]
Stock to Be Issued																																										75,000
Stock Issued During Period, Shares, Purchase of Assets																																										10,746
Stock Issued During Period, Value, Issued for Services										$ 15,049	$ 15,000								$ 5,840		$ 8,994	$ 141,130		$ 19,720	$ 91,258			$ 44,723			$ 20,651	$ 21,750		$ 66,500	$ 15,750	$ 13,382	$ 9,036	$ 22,500	$ 35,000				$ 456,483		$ 311,665	$ 213,967
Stock Issued During Period, Shares, Issued for Services										3,762	3,750								800		1,232	20,900		5,000	24,015			7,846			3,333	3,750		12,500	3,750	3,346	2,259	3,750	5,000
Deferred Revenue, Additions				$ 618,000											$ 715,500		$ 1,600,000												$ 111,470	$ 3,000,000														$ 1,000,000
Percentage Interest In Asset			0.75%	0.824%	2.06723%	0.98%	0.88891%	0.84469%	1.50%						0.954%		2.1333%			0.50%			1.97609%	1.50%		0.98%	1.00%		0.22294%	6.00%			0.50%							1.50%	6.00%			1.50%
Proceeds from (Payments for) Other Financing Activities			$ 500,000		$ 1,033,614	$ 500,000	$ 444,530	$ 422,344	$ 300,000											$ 250,000			$ 988,043			$ 500,000	$ 500,000						$ 250,000							$ 150,000	$ 600,000
Common Stock, Par or Stated Value Per Share														$ 0.001					$ 0.001																							$ 0.001	$ 0.001		$ 0.001	$ 0.001
Royalty Expense												$ 105,097
Consuntant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other																																													10,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services												$ 432,500						$ 50,000
Stock Issued During Period, Shares, Issued for Services												50,000						10,000
Deferred Revenue, Additions																	$ 1,600,000
Percentage Interest In Asset				0.824%													2.1333%	1.00%
Proceeds from (Payments for) Other Financing Activities				$ 618,000														$ 535,000
Shares, Issued																																																15,715	9,000
Subsequent Event [Member] | Aegis Therapeutics, LLC [Member]
Subsequent Event [Line Items]
Stock to Be Issued				75,000
Stock Issued During Period, Shares, Other				13,697
Subsequent Event [Member] | Aegis Therapeutics, LLC [Member] | License Agreement Terms [Member]
Subsequent Event [Line Items]
Payment Obligation Towards License Agreement																																															$ 300,000
Percentage Of Payment By Issue Of Common Stock Shares																																															50.00%
Common Stock, Par or Stated Value Per Share																																															$ 0.001
License Agreements, Payments by Shares, Descriptions
the number of shares to be issued equal to 75% of the average closing price of the Company’s Common Stock over the 20 trading days preceding the date of payment as consideration for extending the Compound Research Period pursuant to two separate extension payments of $150,000 each, and (ii) 50,000 shares of Common Stock as partial consideration for entering into the Restated License Agreement. The Company exercised such extensions through payment of the first and second extension fees prior to October 13, 2015 and prior to February 13, 2016, respectively.

Subsequent Event [Member] | Consuntant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 2,500,000
Stock Issued During Period, Shares, Issued for Services	3,582												5,500
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Proceeds from (Payments for) Other Financing Activities																$ 151,191
Related Party Transaction, Rate														10.00%		6.00%
Related Party Transaction Penalty Rate														4.00%																												4.00%	4.00%